SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended December 31
(US$ MILLIONS)	2022	2021	2020
Net interest paid (received)	$677	$324	$313
Net income taxes paid (received)	52	87	9
Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
Total cash outflows across the company’s lease contracts for the year ended December 31, 2022 were $146 million (2021: $144 million).
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2022	2021	2020
Accounts receivable	$208	$(81)	$(9)
Inventory	(67)	114	127
Prepayments and other	(12)	20	25
Accounts payable and other	(692)	(166)	(179)
Changes in non-cash working capital, net	$(563)	$(113)	$(36)
The following table presents the change in the balance of non-recourse borrowings in subsidiaries of the company arising from financing activities as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$5,246	$5,189
Cash flows	7,629	187
Non-cash changes:
Acquisitions of subsidiaries	99	—
Foreign currency translation	22	(153)
Fair value	—	(24)
Other changes	(83)	47
Balance at end of year	$12,913	$5,246